Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iShares U.S. ETF Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares U.S. ETF Trust

Supplement dated December 2, 2019 (the “Supplement”)

to the Summary Prospectus and Prospectus,

each dated March 1, 2019 (as revised June 21, 2019) and Statement of Additional Information (the “SAI”), dated March 1, 2019 (as revised June 21, 2019)

for the iShares Commodities Select Strategy ETF (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

Change in the Fund’s Principal Investment Strategies

Effective January 31, 2020, the Fund’s current reference benchmark, the S&P GSCITM Dynamic Roll Reduced Energy 70/30 Futures/Equity Blend (USD) TR, and the Fund’s current performance benchmark, the S&P GSCITM (USD) TR, will be replaced with a new reference and performance benchmark, the S&P GSCI Dynamic Roll (USD) TR. As a result of this change, effective January 31, 2020, the Fund will compare its performance to that of the S&P GSCI Dynamic Roll (USD) TR benchmark. In connection with the benchmark replacement, the Fund will no longer invest in equity securities of issuers engaged in a commodities-related business (“Commodity-Related Equities”). Accordingly, all references to Commodity-Related Equities are hereby deleted from the Summary Prospectus, Prospectus and the SAI.

Change in the Fund’s “Summary of Principal Risks”

The section of the Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete “Dividend Risk,” “Non-U.S. Securities Risk,” “Equity Securities Risk” and “Securities Lending Risk.”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Commodities Select Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares U.S. ETF Trust

Supplement dated December 2, 2019 (the “Supplement”)

to the Summary Prospectus and Prospectus,

each dated March 1, 2019 (as revised June 21, 2019) and Statement of Additional Information (the “SAI”), dated March 1, 2019 (as revised June 21, 2019)

for the iShares Commodities Select Strategy ETF (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

Change in the Fund’s Principal Investment Strategies

Effective January 31, 2020, the Fund’s current reference benchmark, the S&P GSCITM Dynamic Roll Reduced Energy 70/30 Futures/Equity Blend (USD) TR, and the Fund’s current performance benchmark, the S&P GSCITM (USD) TR, will be replaced with a new reference and performance benchmark, the S&P GSCI Dynamic Roll (USD) TR. As a result of this change, effective January 31, 2020, the Fund will compare its performance to that of the S&P GSCI Dynamic Roll (USD) TR benchmark. In connection with the benchmark replacement, the Fund will no longer invest in equity securities of issuers engaged in a commodities-related business (“Commodity-Related Equities”). Accordingly, all references to Commodity-Related Equities are hereby deleted from the Summary Prospectus, Prospectus and the SAI.

Change in the Fund’s “Summary of Principal Risks”

The section of the Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete “Dividend Risk,” “Non-U.S. Securities Risk,” “Equity Securities Risk” and “Securities Lending Risk.”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.